SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade Payables And Accrued Liabilities
Trade accounts payable	$ 609,869	$ 1,259,623
Accrued liabilities	1,789,318	1,345,649
Government grant payable		33,709
Trade payables and accrued liabilities	$ 2,399,187	$ 2,638,981